Leases (Details Narrative) (USD $)	0 Months Ended	12 Months Ended		33 Months Ended
	May 09, 2006	Dec. 31, 2014	Dec. 31, 2013	Oct. 02, 2013
Maturities [Member]
Future minimum lease payments under non-cancelable operating leases		$ 0
Lease Settlement Agreement [Member] | Hawaii Research Center [Member]
Lease expiration date	Oct. 31, 2014
Operating lease rent expense		56,856	63,393
Lease Settlement Agreement [Member] | Manoa Innovation Center [Member]
Operating lease rent expense		28,169	27,241
Lease Settlement Agreement [Member] | Lessor [Member]
Lease payment amount				614,934
Gain on debt extinguishment				$ 786,945